Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) director	Dec. 31, 2018 CNY (¥) director	Dec. 31, 2017 CNY (¥) director	Dec. 31, 2016 CNY (¥)	Dec. 05, 2018	Nov. 08, 2018	Jul. 12, 2018
Related party transactions
Cost and expenses allocated from Jimu Group		¥ 48,687	¥ 102,263	¥ 140,894
Cash repayment to Jimu Group	$ (3,363)	(23,121)
Loan proceeds from Jimu Group documented in loan agreements			¥ 23,121	¥ 29,790
Loan issued to Jimu Group documented in loan agreements and other financing transactions	(8,674)	(59,636)
Collection of loan issued to Jimu Group	$ 7,588	¥ 52,169
Interest rate (as a percent)					4.785%	4.35%	2.58%
BBAE Holdings Limited
Related party transactions
Number of common directors of the board of directors | director	2	2	2
Beijing Liangduo Science and Technology Co. Ltd
Related party transactions
Equity interests (as a percent)		18.00%	18.00%
Changsha Liangduo Business Consulting Co.,Ltd | Beijing Liangduo Science and Technology Co. Ltd
Related party transactions
Equity interests (as a percent)		90.00%
Jimu Group | Transactions recorded in costs and expenses
Related party transactions
Cost and expenses allocated from Jimu Group		¥ 48,687	¥ 102,263
Service fees to Jimu Group for the peer-to-peer matching services for the funding debts		458	1,235
Jimu Group | Financing transactions
Related party transactions
Net cash advances from/(to) the Jimu Group		(441,491)	23,121
Cash repayment to Jimu Group		(23,121)
Loan proceeds from Jimu Group documented in loan agreements		12,711	¥ 29,270
Loan issued to Jimu Group documented in loan agreements and other financing transactions		(59,636)
Collection of loan issued to Jimu Group		52,169
Jimu Group | Financing transactions | US dominated
Related party transactions
Net cash advances from/(to) the Jimu Group	$ 21,400	146,600
Loan issued to Jimu Group documented in loan agreements and other financing transactions	$ (7,600)	¥ (52,200)
Interest rate (as a percent)		0.00%
Jimu Group | Financing transactions | RMB dominated
Related party transactions
Net cash advances from/(to) the Jimu Group		¥ 294,900
Interest rate (as a percent)		12.00%
Loan principal repaid to Jimu Group		¥ 18,200
Jimu Group | Financing transactions | RMB dominated | Minimum
Related party transactions
Interest rate (as a percent)		12.13%
Jimu Group | Financing transactions | RMB dominated | Maximum
Related party transactions
Interest rate (as a percent)		12.80%
Jimu Group | Other financing transactions
Related party transactions
Loan issued to Jimu Group documented in loan agreements and other financing transactions		¥ (7,400)